Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
C000089779
Account Value [Line Items]
Line Graph and Table Measure Name	13D Activist Fund
Account Value	$ 9,424	$ 18,737	$ 16,084	$ 15,290	$ 19,986	$ 13,412	$ 12,990	$ 13,642	$ 11,939	$ 10,063	$ 9,125
C000089780
Account Value [Line Items]
Line Graph and Table Measure Name	13D Activist Fund
Account Value	$ 10,000	18,449	15,948	15,272	20,118	13,604	13,276	14,044	12,385	10,521	9,604
C000089781
Account Value [Line Items]
Line Graph and Table Measure Name	13D Activist Fund
Account Value	$ 1,000,000	2,039,420	1,745,774	1,654,894	2,158,194	1,445,334	1,396,214	1,462,063	1,276,552	1,073,436	970,306
Russell 2500 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	24,773	19,635	17,644	22,364	15,421	15,086	15,722	13,531	11,487	10,038
Russell 2500 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	24,773	19,635	17,644	22,364	15,421	15,086	15,722	13,531	11,487	10,038
Russell 2500 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 1,000,000	2,477,251	1,963,474	1,764,381	2,236,437	1,542,066	1,508,595	1,572,176	1,353,072	1,148,686	1,003,788
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value	$ 10,000	23,210	18,310	16,809	21,972	14,878	14,820	16,266	14,115	11,691	10,125
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value	$ 10,000	23,210	18,310	16,809	21,972	14,878	14,820	16,266	14,115	11,691	10,125
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value	$ 1,000,000	$ 2,321,016	$ 1,831,004	$ 1,680,899	$ 2,197,190	$ 1,487,830	$ 1,482,047	$ 1,626,643	$ 1,411,548	$ 1,169,065	$ 1,012,461